STOCK AWARDS, WARRANTS AND OPTIONS (Details 4) (USD $)	12 Months Ended
Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding, Shares	5,004,700
Outstanding, Weighted-Average Term	7 years 5 months 1 day
Outstanding, Weighted-Average Exercise Price	$ 0.75
Exercisable, Total Shares	3,534,533
Exercisable, Weighted-Average Term	7 years 29 days
Exercisable, Weighted-Average Exercise Price	$ 0.47
Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower range	$ 0.16
Range of Exercise Prices, upper range	$ 0.19
Outstanding, Shares	100,627
Outstanding, Weighted-Average Term	3 years 9 months 18 days
Outstanding, Weighted-Average Exercise Price	$ 0.17
Exercisable, Total Shares	100,627
Exercisable, Weighted-Average Term	3 years 9 months 18 days
Exercisable, Weighted-Average Exercise Price	$ 0.17
Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower range	$ 0.30
Range of Exercise Prices, upper range	$ 0.37
Outstanding, Shares	4,469,298
Outstanding, Weighted-Average Term	7 years 4 months 20 days
Outstanding, Weighted-Average Exercise Price	$ 0.36
Exercisable, Total Shares	3,342,883
Exercisable, Weighted-Average Term	7 years 2 months 23 days
Exercisable, Weighted-Average Exercise Price	$ 0.37
Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, upper range	$ 0.87
Outstanding, Shares	56,021
Outstanding, Weighted-Average Term	3 years 11 months 12 days
Outstanding, Weighted-Average Exercise Price	$ 0.87
Exercisable, Total Shares	56,021
Exercisable, Weighted-Average Term	3 years 11 months 12 days
Exercisable, Weighted-Average Exercise Price	$ 0.87
Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower range	$ 4.39
Range of Exercise Prices, upper range	$ 12.00
Outstanding, Shares	368,154
Outstanding, Weighted-Average Term	9 years 5 months 16 days
Outstanding, Weighted-Average Exercise Price	$ 5.01
Exercisable, Total Shares	24,402
Exercisable, Weighted-Average Term	9 years 4 months 10 days
Exercisable, Weighted-Average Exercise Price	$ 4.60
Range Five [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower range	$ 18.50
Range of Exercise Prices, upper range	$ 28.50
Outstanding, Shares	9,600
Outstanding, Weighted-Average Term	10 months 13 days
Outstanding, Weighted-Average Exercise Price	$ 23.08
Exercisable, Total Shares	9,600
Exercisable, Weighted-Average Term	10 months 13 days
Exercisable, Weighted-Average Exercise Price	$ 23.08
Range Six [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, upper range	$ 34.00
Outstanding, Shares	1,000
Outstanding, Weighted-Average Term	8 months 19 days
Outstanding, Weighted-Average Exercise Price	$ 34.00
Exercisable, Total Shares	1,000
Exercisable, Weighted-Average Term	8 months 19 days
Exercisable, Weighted-Average Exercise Price	$ 34.00